Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy

Assets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2017 and 2018 are as follows:

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	1,862	1,862
Available-for-sale financial assets
Listed equity investments	1,574	—	—	1,574
Private equity and other financial instruments	—	—	13,820	13,820

Total	1,574	—	15,682	17,256

Financial liability at fair value through profit or loss
Put option liabilities	—	—	486	486

Total	—	—	486	486

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	—	—	10,261	10,261
Financial assets at FVOCI
Equity instruments	791	—	6,505	7,296
Debt instruments	—	18,005	—	18,005

Total	791	18,005	16,766	35,562

Financial liability at fair value through profit or loss
Put option liabilities	—	—	296	296

Total	—	—	296	296

Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)
	2017			2018
	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Put option liabilities	Financial assets at fair value through profit or loss	Financial assets at FVOCI Equity instruments	Put option liabilities
Fair value at the beginning of the year(4)	12,795	325	—	7,143	8,539	(486)
Total (loss)/gain for the year:
Included in profit or loss(1)	(1,535)	1,062	7	(553)	—	(74)
Included in other comprehensive income(2)	(2,456)	—	—	—	(1,916)	—

Comprehensive (loss)/income	(3,991)	1,062	7	(553)	(1,916)	(74)
Purchases	4,949	363	(457)	4,763	5,029	(16)
Sales and settlements(5)	(1,619)	—	—	—	(4,176)	—
Exercise of options	—	—	—	—	—	250
Return of capital	(121)	—	—	—	—	—
Increase due to business combination	610	—	(33)	—	—	—
Transfers in(3)	326	—	—	—	—	—
Decrease due to loss of control	—	—	—	(963)	(595)	26
Other	—	—	—	138	(110)	(3)
Effect of exchange rate changes	871	112	(3)	(267)	(266)	7

Fair value at the end of the year	13,820	1,862	(486)	10,261	6,505	(296)

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)

This amount is included in “Net changes in fair value of available-for-sale financial assets” and “Net changes in fair value of equity instruments at FVOCI” in the Group’s Consolidated Statements of Comprehensive Income.

(3)

During the year ended December 31, 2017, the issuing company of the equity was delisted from a stock exchange in the U.S. subsequent to our purchase of its equity securities. Accordingly, such equity investment was transferred from Level 1 to Level 3.

(4)

Classification of financial instruments changed due to the adoption of IFRS 9 for the year ended December 31, 2018. This amount includes the fair value of conversion right and redemption right of preferred stock 1,862 million yen at the year ended December 31, 2017. Refer to Note 3 Significant Accounting Policies for more details.

(5)	During the year ended December 31, 2018, the Group sold financial assets at FVOCI. The cumulative gain on disposal (profit) amounted to 2,267 million yen.

Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy

Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2017 and 2018 are as follows:

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	291	—	291
Loans and receivables
Corporate bonds and other debt instruments	—	8,036	—	8,036
Office security deposits	—	5,546	—	5,546

Total	—	13,873	—	13,873

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	23	—	23

Total	—	23	—	23

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	288	—	288
Guarantee deposits	—	123	—	123
Office security deposits	—	9,050	—	9,050

Total	—	9,461	—	9,461

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	143,743	—	143,743

Total	—	143,759	—	143,759

Available-for-sale financial assets [Member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities:

Valuation technique	Significant unobservable input	2017	2018
Market approach-market comparable companies	EBITDA multiple	11.6-12.8	—
	EBIT multiple	11.4-19.3	—
	Revenue multiple	1.4-6.2	—
	Liquidity discount	30.0%	—
Option pricing model	Comparable listed companies’ average historical volatility	49.7%-76.2%	—
	Discount rate	(0.1%)-2.6%	—
Discount cash flow model	Discount rate	12.8%-13.0%	—
	Growth rate	1.0%-2.0%	—

Financial assets at fair value through profit or loss [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of financial assets at fair value through profit or loss categorized within Level 3:

Valuation technique	Significant unobservable input	2017	2018
Discount cash flow model	Discount rate	—	16.0%
	Growth rate	—	2.0%
Binomial option pricing model	Comparable listed companies’ average historical volatility	46.0%-49.2%	53.3%-54.0%
	Discount rate	2.5%	2.0%-2.2%

Put option liabilities [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2017	2018
Option pricing model	Comparable listed companies’ average historical volatility	45.0%	51.9%
	Discount rate	4.3%	1.8%
Monte Carlo simulation	Comparable listed companies’ average historical volatility	41.4%-49.2%	43.1%
	Discount rate	2.5%	2.0%

Financial assets at fair value through other comprehensive income, category [member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy

Financial assets at FVOCI as of December 31, 2018 are as follows:

(In millions of yen)
December 31, 2018
Marketable	791
Non-marketable(1)	6,505

Total	7,296

(1)

The fair value of non-marketable equity instruments measured at FVOCI are mainly consist of finance related business of 3,000 million yen, AI of 1,192 million yen, and other business of 2,313 million yen.

Financial assets at fair value through other comprehensive income, category [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities.

Valuation technique	Significant unobservable input	2017	2018
Market approach-market comparable companies	Revenue multiple	—	1.3-9.1
	Liquidity discount	—	30.0%